Note 13 - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 196	€ 239
Commercial mortgage-backed securities	[1]	16	15
Mortgage and other asset-backed securities	[1]	12	20
Corporate, sovereign and other debt securities	[1]	167	204
Equity securities	[1]	94	114
Derivatives [Abstract]
Credit	[1]	200	218
Equity	[1]	44	70
Interest related	[1]	633	605
Foreign exchange	[1]	47	37
Other	[1]	91	59
Loans [Abstract]
Loans	[1]	486	618
Other	[1]	0	0
Total	[1]	1,790	1,959
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	221	274
Commercial mortgage-backed securities	[1]	27	20
Mortgage and other asset-backed securities	[1]	19	26
Corporate, sovereign and other debt securities	[1]	176	228
Equity securities	[1]	93	80
Derivatives [Abstract]
Credit	[1]	101	125
Equity	[1]	38	63
Interest related	[1]	368	217
Foreign exchange	[1]	17	30
Other	[1]	86	110
Loans [Abstract]
Loans	[1]	355	459
Other	[1]	0	0
Total	[1]	€ 1,278	€ 1,357

[1]	[1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table